Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 95 .65%
ASSET-BACKED SECURITIES — 24 .13% **
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31% 07/15/61
1
$ 239,456 $ 276,530
ACAM Ltd.,
Series 2019-FL1, Class B
(Cayman Islands)
(SOFR30A plus 2.01%)
2.06% 11/17/34
1,2,3
8,800,000 8,753,705
Accredited Mortgage Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
0.38% 04/25/36
2
1,198,632 1,193,052
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.30%)
0.40% 06/25/36
2
5,131,543 4,593,408
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.25% 08/25/36
2
105,990 105,785
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
0.48% 03/25/37
2
2,443,635 1,451,847
ACRES Commercial Realty Ltd.,
Series 2021-FL1, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.60%)
1.71% 06/15/36
1,2,3
9,831,000 9,835,499
AGL CLO 13 Ltd.,
Series 2021-13A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
1.32% 10/20/34
1,2,3
12,375,000 12,373,874
AIG CLO Ltd.,
Series 2018-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.83% 04/20/32
1,2,3
15,800,000 15,807,900
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.83% 01/21/32
1,2,3
5,400,000 5,399,406
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
1.19% 04/20/31
1,2,3
5,000,000 5,000,515
Asset-Backed Funding Certificates,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.30%)
0.40% 05/25/37
1,2
4,118,508 3,970,096
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(LIBOR USD 1-Month plus 1.25%)
1.35% 06/25/37
2
$ 18,592,749 $ 16,608,817
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
1.10% 06/25/37
2
3,403,706 3,358,761
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
1.08% 12/25/34
2
1,287,459 1,278,577
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A4
(LIBOR USD 1-Month plus 0.60%)
0.70% 01/25/36
2
1,472,299 1,472,661
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
0.34% 07/25/36
2
9,754,000 9,672,862
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.08% 07/20/29
1,2,3
5,920,482 5,921,808
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
0.75% 08/25/34
1,2
568,455 567,273
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.66% 01/25/35
1,2
356,526 353,709
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.55% 04/25/35
1,2
629,166 618,275
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
1.83% 04/20/33
1,2,3
10,000,000 10,028,470
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.39%)
1.51% 01/15/33
1,2,3
11,000,000 11,002,090
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
1.63% 07/20/29
1,2,3
5,800,000 5,778,250
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
0.98% 02/25/30
2
14,204 14,233

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M4
(LIBOR USD 1-Month plus 0.98%)
1.08% 05/25/35
2
$ 1,098,964 $ 1,106,921
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.53%)
0.63% 02/25/36
2
2,342,775 2,370,250
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
†,1
14,200 8,249,490
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.26% 10/25/34
1,2,3
10,000,000 9,982,740
CIT Education Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
0.52% 06/25/42
1,2
1,876,369 1,725,675
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.42% 12/25/36
2
7,011,204 5,756,257
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2D
(LIBOR USD 1-Month plus 0.46%)
0.56% 12/25/36
2
7,492,890 6,219,471
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.41%)
0.51% 08/25/36
2
2,502,275 2,513,371
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.16% 03/15/52
1,4
19,577,262 1,035,589
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.04% 10/15/52
1,4
6,182,405 371,799
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
5,197,000 5,222,359
CoreVest American Finance Trust,
Series 2020-3, Class XA (IO)
3.67% 08/15/53
1,4
18,275,398 2,634,551
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
3.87% 12/15/52
1,4
25,469,930 3,262,410
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.83% 12/15/52
1,4
12,500,000 1,698,295
CoreVest American Finance Trust,
Series 2021-3, Class XA (IO)
2.40% 10/15/54
1,4
75,356,308 7,396,218
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 02/25/22)
3.07% 12/25/36 711,801 718,315
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(LIBOR USD 1-Month plus 0.11%)
0.21% 11/25/36
2
$ 7,859,618 $ 4,782,396
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 02/25/22)
3.24% 01/25/37 2,656,774 1,070,327
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
0.18% 04/25/37
2
1,489,662 1,446,919
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
0.15% 04/25/37
2
1,450,169 1,076,061
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 02/25/22)
3.63% 02/25/37 4,805,441 3,783,452
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/22)
3.63% 02/25/37 1,150,142 905,426
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 02/25/22)
3.31% 03/25/37 5,886,708 3,035,010
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
0.98% 11/15/28
1,2,3
6,830,066 6,824,534
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.37% 01/15/34
1,2,3
8,000,000 8,008,176
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
1.45% 07/26/66
1,2
14,094,796 14,392,008
ECMC Group Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
1.15% 05/25/67
1,2
13,074,644 13,277,869
Edsouth Indenture No. 3 LLC,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
0.83% 04/25/39
1,2
82,193 82,267
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.90% 04/26/32
1,2
2,747,914 2,750,249
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.15% 03/25/36
2
49,481 49,643

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
1.45% 03/25/36
1,2
$ 1,983,628 $ 2,009,979
First Franklin Mortgage Loan Trust,
Series 2006-FF11, Class 2A3
(LIBOR USD 1-Month plus 0.30%)
0.40% 08/25/36
2
5,530,191 5,425,438
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.42% 10/25/36
2
13,753,045 11,088,937
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
0.31% 12/25/37
2
860,514 824,972
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.56%)
0.66% 03/25/36
2
5,717,349 5,614,898
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(LIBOR USD 1-Month plus 0.50%)
0.60% 06/25/36
2
8,650,000 8,392,899
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.32% 01/25/38
2
4,413,626 3,049,628
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.20% 03/25/37
2
593,747 365,711
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
656,167 660,261
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.63% 08/25/42
2
334,899 316,116
GoldenTree Loan Management U.S. CLO 1 Ltd.,
Series 2021-9A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
1.63% 01/20/33
1,2,3
4,075,000 4,054,951
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.53%)
1.65% 08/05/33
1,2,3
10,150,000 10,155,207
GSAMP Trust,
Series 2007-FM2, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.24% 01/25/37
2
19,713,518 14,034,367
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.70%)
0.80% 03/25/36
2
$ 3,318,025 $ 3,272,976
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.73% 11/25/35
2
2,740,618 2,734,750
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
0.38% 10/25/36
2
11,511,478 4,886,484
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(LIBOR USD 1-Month plus 0.26%)
0.36% 12/25/36
2
28,786,145 14,935,826
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A1
(LIBOR USD 1-Month plus 0.10%)
0.20% 07/25/36
2
10,849,174 6,166,943
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A2
(LIBOR USD 1-Month plus 0.20%)
0.30% 07/25/36
2
12,007,945 6,900,333
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A4
(LIBOR USD 1-Month plus 0.50%)
0.60% 07/25/36
2
10,500,386 6,230,024
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 30,038 31,032
J.G. Wentworth XXXVII LLC,
Series 2016-1A, Class A
3.41% 06/15/67
1
5,731,927 6,144,272
J.G. Wentworth XXXVIII LLC,
Series 2017-1A, Class A
3.99% 08/16/60
1
3,193,582 3,581,823
JPMorgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.41%)
0.51% 05/25/36
2
1,907,609 1,923,907
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
0.39% 07/25/36
2
8,426,562 8,408,300
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A1A
(LIBOR USD 1-Month plus 0.13%)
0.23% 12/25/36
2
7,867,069 5,959,882
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(LIBOR USD 1-Month plus 0.15%)
0.25% 12/25/36
2
9,790,699 6,286,161

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
1.01% 04/20/28
1,2,3
$ 1,678,880 $ 1,679,083
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
1.11% 03/20/30
1,2,3
15,000,000 14,988,300
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
1.85% 01/28/70
1,2
5,595,672 5,564,501
Legacy Mortgage Asset Trust,
Series 2019-GS4, Class A1 (STEP-reset date 01/25/22)
3.44% 05/25/59
1
10,074,966 10,093,424
Lehman XS Trust,
Series 2005-4, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
0.90% 10/25/35
2
24,707 24,762
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
0.60% 08/25/46
2
15,625,764 15,182,211
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A
(LIBOR USD 1-Month plus 0.36%)
0.46% 03/25/46
2
7,349,727 6,633,282
M360 LLC,
Series 2019-CRE2, Class A
(Cayman Islands)
(SOFR30A plus 1.51%)
1.56% 09/15/34
1,2,3
3,654,862 3,640,139
MASTR Asset-Backed Securities Trust,
Series 2006-WMC1, Class A3
(LIBOR USD 1-Month plus 0.36%)
0.46% 02/25/36
2
17,647,137 8,837,486
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
0.38% 05/25/37
2
3,150,000 2,919,923
MASTR Asset-Backed Securities Trust,
Series 2007-WMC1, Class A2
(LIBOR USD 1-Month plus 0.05%)
0.15% 01/25/37
2
17,290,367 6,295,210
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
0.35% 04/25/37
2
18,816,182 10,172,674
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
0.35% 07/25/37
2
979,906 857,903
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-5, Class 1A
(LIBOR USD 1-Month plus 0.85%)
0.95% 10/25/37
2
$ 25,587,184 $ 17,984,939
MF1 Ltd.,
Series 2020-FL4, Class B
(SOFR30A plus 2.86%)
2.91% 11/15/35
1,2
11,579,000 11,639,649
MF1 Ltd.,
Series 2020-FL4, Class D
(SOFR30A plus 4.21%)
4.26% 11/15/35
1,2
4,850,000 4,867,337
MF1 Ltd.,
Series 2021-FL6, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.45%)
1.56% 07/16/36
1,2,3
6,684,000 6,688,509
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 27,785 29,189
Morgan Stanley ABS Capital I Trust,
Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.58%)
0.68% 02/25/36
2
1,534,761 1,528,901
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
0.40% 06/25/36
2
10,150,015 6,681,975
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.48%)
0.58% 06/25/36
2
10,827,774 7,251,455
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2007-NC3, Class A2C
(LIBOR USD 1-Month plus 0.19%)
0.29% 05/25/37
2
24,871,279 21,840,473
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(LIBOR USD 1-Month plus 0.52%)
0.62% 04/25/36
2
13,386,631 11,635,206
Nelnet Student Loan Trust,
Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)
0.32% 01/25/38
2
2,675,711 2,445,307
Nelnet Student Loan Trust,
Series 2007-1, Class A3
(LIBOR USD 3-Month plus 0.07%)
0.25% 05/27/25
2
198,207 198,075
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.70% 10/27/36
1,2
82,863 82,040
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
1.05% 11/25/48
1,2
1,865,000 1,875,608

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
0.69% 04/25/46
1,2
$ 1,693,965 $ 1,675,076
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
1.00% 06/25/54
1,2
11,000,000 11,091,365
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.66%)
0.76% 02/25/36
2
834,267 810,471
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
10,351,736 3,908,494
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
1.28% 07/15/36
1,2,3
11,700,000 11,704,797
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.37% 10/19/32
1,2,3
11,000,000 11,001,210
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.18%)
0.28% 04/25/37
2
14,196,623 9,896,378
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(LIBOR USD 1-Month plus 0.17%)
0.27% 05/25/37
2
20,448,744 13,534,434
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.42%)
0.52% 01/25/37
2
5,825,927 5,442,085
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.21% 11/15/31
1,2,3
7,200,000 7,200,360
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.02% 10/24/27
1,2,3
1,831,682 1,831,960
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.68% 04/20/28
1,2,3
3,785,000 3,785,806
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
1.88% 01/20/34
1,2,3
5,000,000 4,999,095
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
0.41% 06/25/47
2
$ 5,152,000 $ 4,949,016
Residential Asset Securities Corp.,
Series 2005-KS9, Class M4
(LIBOR USD 1-Month plus 0.60%)
1.00% 10/25/35
2
748,657 749,478
Sabey Data Center Issuer LLC,
Series 2020-1, Class A2
3.81% 04/20/45
1
7,905,000 8,207,128
Saxon Asset Securities Trust,
Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.76% 11/25/37
2
1,110,580 1,113,711
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.34% 05/25/47
2
14,346,816 12,445,592
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 02/25/22)
2.92% 01/25/36 3,897,516 3,593,964
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM4, Class A1
(LIBOR USD 1-Month plus 0.38%)
0.48% 11/25/36
1,2
9,583,475 5,848,672
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
0.33% 02/25/37
2
1,119,349 612,243
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
0.30% 05/25/37
2
2,160,581 1,561,580
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.25% 12/25/36
2
6,155,872 4,325,164
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
9,829,397 9,829,397
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.44% 08/15/31
2
405,555 377,650
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.80% 12/15/32
2
2,236,177 2,273,005
SLM Student Loan EDC Repackaging Trust,
Series 2013-M1, Class M1R
0.00% 10/28/29
1
6,250 5,877,061
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
0.79% 12/15/68
2
3,793,592 3,660,505

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
0.95% 03/15/33
1,2
$ 1,792,961 $ 1,769,491
SLM Student Loan Trust,
Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
0.77% 09/15/39
2
2,669,680 2,546,049
SLM Student Loan Trust,
Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
0.49% 01/25/40
2
7,933,687 7,620,731
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
0.59% 07/25/39
2
471,348 450,490
SLM Student Loan Trust,
Series 2005-3, Class B
(LIBOR USD 3-Month plus 0.15%)
0.27% 04/25/40
2
2,618,227 2,464,417
SLM Student Loan Trust,
Series 2006-8, Class B
(LIBOR USD 3-Month plus 0.23%)
0.35% 01/25/41
2
3,077,131 2,897,173
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
0.29% 07/25/25
2
12,800,000 11,921,184
SLM Student Loan Trust,
Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
0.18% 01/25/22
2
147,030 144,688
SLM Student Loan Trust,
Series 2007-3, Class B
(LIBOR USD 3-Month plus 0.15%)
0.27% 01/25/28
2
12,800,000 12,104,104
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
0.87% 10/27/70
2
2,195,000 2,054,820
SLM Student Loan Trust,
Series 2007-8, Class B
(LIBOR USD 3-Month plus 1.00%)
1.12% 04/27/83
2
4,281,635 4,213,726
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
0.87% 04/25/23
2
11,618,016 11,451,695
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.32% 01/25/83
2
1,000,000 961,670
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.32% 04/26/83
2
710,000 667,209
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
1.77% 07/25/22
2
$ 983,658 $ 995,657
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 04/25/73
2
710,000 713,552
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.82% 07/25/23
2
6,749,626 6,782,043
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/25/73
2
7,315,000 7,329,814
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.22% 07/25/23
2
10,618,353 10,619,231
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/26/83
2
710,000 716,398
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/26/83
2
820,000 825,128
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
1.62% 04/25/23
2
1,206,907 1,214,773
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.37% 10/25/75
2
735,000 738,748
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.62% 04/25/23
2
1,676,705 1,685,176
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.37% 10/25/83
2
7,235,000 7,303,756
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
0.85% 01/25/45
1,2
6,609,257 6,618,788
SLM Student Loan Trust,
Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
1.30% 10/25/34
2
3,961,227 3,986,274
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
1.05% 09/25/28
2
754,109 748,769

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.80% 01/25/29
2
$ 1,108,744 $ 1,084,699
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.75% 05/26/26
2
2,827,672 2,777,194
SLM Student Loan Trust,
Series 2012-7, Class B
(LIBOR USD 1-Month plus 1.80%)
1.90% 09/25/43
2
2,200,000 2,216,519
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.65% 06/25/43
2
979,384 968,343
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
0.70% 02/26/29
2
975,806 950,285
Soundview Home Loan Trust,
Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.33%)
0.43% 12/25/36
2
3,283,705 3,275,349
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A3
(LIBOR USD 1-Month plus 0.21%)
0.31% 06/25/37
2
21,040,777 18,048,320
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
0.36% 02/25/37
2
1,036,208 384,659
Specialty Underwriting & Residential Finance Trust,
Series 2007-BC2, Class A1
(LIBOR USD 1-Month plus 0.23%)
0.33% 04/25/37
2
22,444,120 19,625,480
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
0.90% 07/25/34
2
10,438,817 9,809,063
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
1.60% 02/25/35
2
83,036 84,047
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
1.85% 03/25/35
2
1,203,865 1,229,094
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
1,489,416 1,641,517
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
1,078,755 1,266,096
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
$ 150,000 $ 138,309
TAL Advantage VII LLC,
Series 2020-1A, Class A
2.05% 09/20/45
1
9,295,625 9,247,821
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.72% 01/17/32
1,2,3
3,000,000 3,000,090
Textainer Marine Containers VIII Ltd.,
Series 2020-2A, Class A
(Bermuda)
2.10% 09/20/45
1,3
11,325,521 11,281,208
Textainer Marine Containers VIII Ltd.,
Series 2020-3A, Class A
(Bermuda)
2.11% 09/20/45
1,3
7,710,375 7,676,884
TIF Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
3,260,950 3,242,258
TRESTLES CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
1.33% 10/20/34
1,2,3
12,500,000 12,508,537
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 01/25/22)
2.24% 02/27/51
1
14,169,236 14,107,631
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
0.21% 01/25/37
2
5,734,711 3,520,842
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
0.32% 02/25/37
2
29,707,318 12,009,368
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.64%)
0.74% 03/25/37
2
4,690,000 4,345,059
Total Asset-Backed Securities
(Cost $1,012,055,127) 990,569,012
BANK LOANS — 3 .86% *
Automotive — 0 .01%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/30/26
2
507,125 505,160

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications — 0 .61%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.10% 01/31/25
2
$ 900,000 $ 896,625
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
2
1,828,838 1,810,422
Connect Finco SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 12/11/26
2
2,947,500 2,951,435
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.36% 07/17/25
2
1,039,119 1,024,831
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.61% 04/15/27
2
1,039,421 1,027,727
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.75% 08/02/27
2
3,079,125 3,085,930
Frontier Communications holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/01/28
2
4,466,250 4,469,600
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 3.25%)
5.25% 05/31/25
2
630,446 644,353
GTT Communications, Inc.,
Term Loan B, 1st Lien
(PRIME plus 3.75%)
7.00% 05/30/25
2
933,061 839,512
Intelsat Jackson Holdings SA,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 4.75%)
5.75% 10/13/22
2,3,7
2,210,358 2,213,817
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/01/27
2
2,750,000 2,719,062
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.86% 04/11/25
2
2,205,025 2,184,011
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
2
1,113,487 1,100,381
24,967,706
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary — 0 .44%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.13%)
3.88% 12/23/27
2
$ 1,488,750 $ 1,481,306
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/01/28
2
4,515,875 4,525,539
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 10/01/26
2
3,473,750 3,491,484
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 03/31/28
2
5,795,877 5,741,540
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.09% 10/22/26
2
2,942,600 2,943,821
18,183,690
Electric — 0 .02%
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/06/26
2
333,325 329,645
Homer City Generation LP,
Term Loan B, 1st Lien
(LIBOR plus 11.00%)
15.00% 04/05/23
2,5,6
497,159 360,440
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 12/31/25
2
227,794 226,379
1.86% 12/31/25
2
55,852 55,505
971,969
Entertainment — 0 .12%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
2
4,465,643 3,470,095
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
2
1,050,983 1,260,522
4,730,617
Finance — 0 .15%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.75% 12/01/27
2
1,989,950 1,995,084
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.60% 09/30/26
2
371,246 371,246

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Schweitzer-Mauduit International, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/09/28
2
$ 3,606,875 $ 3,602,366
5,968,696
Food — 0 .16%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
1,028,947 1,027,342
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.85% 07/20/25
2
3,285,019 3,205,636
Shearer's Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 09/23/27
2
2,475,000 2,470,867
6,703,845
Health Care — 0 .53%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
175,812 176,032
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
435,010 435,070
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 08/01/27
2
3,757,256 3,713,522
Endo Luxembourg Finance Co.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.75% 03/27/28
2
3,027,125 2,952,022
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/15/27
2
2,568,651 2,535,400
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.25% 03/15/28
2
3,811,200 3,803,368
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.75% 07/03/28
2
1,375,701 1,377,896
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.50% 07/03/28
2
342,757 343,304
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Pathway Vet Alliance LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 03/31/27
2
$ 1,136,883 $ 1,134,751
Phoenix Newco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.50% 11/15/28
2
2,526,000 2,529,486
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.13% 06/26/26
2
1,164,295 1,135,338
(LIBOR plus 5.50%)
6.50% 06/26/26
2
498,750 490,022
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 06/02/25
2
1,026,650 1,023,185
21,649,396
Industrials — 0 .63%
Arterrsa Services  LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.50% 03/06/25
2
1,990,000 1,932,171
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.86% 07/01/26
2
4,807,567 4,782,327
Charter NEX U.S., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/01/27
2
3,316,500 3,327,643
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/26/27
2
1,723,750 1,611,715
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/15/28
2
3,482,500 3,457,008
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 08/03/26
2
1,715,843 1,681,526
(LIBOR plus 3.75%)
4.50% 08/03/26
2
3,465,000 3,439,013
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/03/25
2
3,224,732 3,232,294
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
2
490,000 484,068

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
$ 2,160,548 $ 2,111,936
26,059,701
Information Technology — 0 .49%
AppLovin Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 08/15/25
2
3,766,173 3,763,820
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 12/16/25
2
942,875 944,643
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.72% 08/14/25
2
5,171,684 5,090,333
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 10/01/27
2
2,243,008 2,251,699
Helios Software Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.97% 03/11/28
2
1,657,143 1,649,545
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/07/24
2
643,453 643,613
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.97% 06/11/25
2
909,227 907,336
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 03/06/28
2
4,756,100 4,777,241
20,028,230
Insurance — 0 .03%
Acrisure LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.72% 02/15/27
2
1,138,413 1,127,598
Materials — 0 .07%
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 07/03/28
2
2,835,750 2,838,501
Real Estate Investment Trust (REIT) — 0 .17%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 07/01/28
2
3,034,847 3,025,636
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) (continued)
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 02/17/28
2
$ 3,940,225 $ 3,942,707
6,968,343
Retail — 0 .29%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 02/19/28
2
7,177,521 7,133,415
Aveanna Healthcare LLC,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.75% 07/17/28
2
707,547 705,400
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.85% 11/19/26
2,3
704,911 696,540
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 03/31/28
2
3,582,000 3,582,000
12,117,355
Services — 0 .09%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 01/29/27
2
2,977,330 2,939,190
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 05/30/25
2
596,265 598,502
3,537,692
Transportation — 0 .05%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.00% 09/01/27
2
2,155,000 2,152,306
Total Bank Loans
(Cost $158,386,066) 158,510,805
CORPORATES — 27 .03% *
Banking — 5 .06%
Bank of America Corp.
0.98% 04/22/25
4
3,391,000 3,364,282
3.00% 12/20/23
4
4,885,000 4,987,092
Bank of America Corp.
(MTN)
2.09% 06/14/29
4
9,525,000 9,474,132
3.09% 10/01/25
4
8,295,000 8,636,242
3.97% 03/05/29
4
790,000 866,649
(LIBOR USD 3-Month plus 0.65%)
0.82% 12/01/26
2
4,400,000 4,333,034

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp.,
Series N
1.66% 03/11/27
4
$ 14,050,000 $ 13,948,277
Comerica, Inc.
5.63% 10/01/70
4
2,145,000 2,343,412
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
3,045,000 2,944,976
2.19% 06/05/26
1,3,4
8,574,000 8,627,506
2.59% 09/11/25
1,3,4
3,775,000 3,852,888
3.09% 05/14/32
1,3,4
3,560,000 3,625,002
3.75% 03/26/25
3
2,595,000 2,755,775
4.28% 01/09/28
1,3
940,000 1,022,808
Discover Bank
(BKNT)
3.45% 07/27/26 2,811,000 2,976,586
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,4
165,000 161,705
1.61% 03/30/28
1,3,4
6,000,000 5,860,948
Global Bank Corp.
(Panama)
5.25% 04/16/29
1,3,4
600,000 620,875
Global Bank Corp.,
Series REGS
(Panama)
5.25% 04/16/29
3,4
1,000,000 1,034,792
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
2,575,000 2,519,697
1.75% 07/24/27
3,4
1,425,000 1,906,471
2.01% 09/22/28
3,4
290,000 284,115
2.10% 06/04/26
3,4
3,620,000 3,646,237
2.21% 08/17/29
3,4
14,100,000 13,843,581
2.25% 11/22/27
3,4
1,765,000 1,770,808
4.29% 09/12/26
3,4
2,100,000 2,267,482
JPMorgan Chase & Co.
0.70% 03/16/24
4
1,720,000 1,717,845
0.97% 06/23/25
4
6,645,000 6,586,368
1.58% 04/22/27
4
10,020,000 9,908,649
2.01% 03/13/26
4
5,000,000 5,065,926
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
2,000,000 1,968,338
2.91% 11/07/23
3,4
5,175,000 5,260,990
3.87% 07/09/25
3,4
8,725,000 9,222,117
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
2,000,000 1,983,656
2.69% 06/23/32
1,3,4
2,290,000 2,282,655
2.87% 01/14/33
1,3,4
7,960,000 7,942,448
3.19% 11/28/23
1,3,4
3,241,000 3,298,207
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
7,587,000 8,036,910
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
$ 7,075,000 $ 7,012,962
1.53% 08/21/26
3,4
1,210,000 1,191,274
1.67% 06/14/27
3,4
1,475,000 1,446,813
3.37% 01/05/24
3,4
900,000 919,704
4.80% 11/15/24
3,4
6,211,000 6,594,931
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
3,415,000 3,635,370
UBS AG
(Switzerland)
0.70% 08/09/24
1,3
5,865,000 5,794,324
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
2,629,000 2,669,760
2.39% 06/02/28
4
3,665,000 3,727,540
2.88% 10/30/30
4
3,848,000 4,003,124
207,945,283
Communications — 4 .19%
AT&T, Inc.
2.55% 12/01/33 5,346,000 5,234,624
3.55% 09/15/55 511,000 510,140
3.80% 12/01/57 10,051,000 10,499,579
4.30% 12/15/42 2,300,000 2,568,508
4.50% 05/15/35 2,150,000 2,485,872
4.75% 05/15/46 1,875,000 2,269,800
5.25% 03/01/37 6,985,000 8,650,015
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
1,200,000 1,254,960
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38% 05/01/47 3,050,000 3,655,871
5.75% 04/01/48 827,000 1,038,538
CommScope, Inc.
4.75% 09/01/29
1
943,000 940,360
6.00% 03/01/26
1
3,566,000 3,677,776
CSC Holdings LLC
4.50% 11/15/31
1
4,500,000 4,456,199
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
8,511,000 4,308,694
6.63% 08/15/27
1
12,630,000 3,567,975
Gray Escrow II, Inc.
5.38% 11/15/31
1
491,000 506,105
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,8,9
7,892,000 3,674,713
9.75% 07/15/25
1,3,8,9
6,820,000 3,153,076
Level 3 Financing, Inc.
3.40% 03/01/27
1
1,130,000 1,168,344
3.88% 11/15/29
1
6,680,000 6,806,486
Lumen Technologies, Inc.
5.38% 06/15/29

3,796,000 3,801,884

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
National CineMedia LLC
5.88% 04/15/28
1
$ 6,022,000 $ 5,413,266
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
8,494,000 9,730,682
Sinclair Television Group, Inc.
4.13% 12/01/30
1
5,883,000 5,583,055
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
12,630,313 13,230,442
5.15% 03/20/28
1
12,400,000 13,689,289
Tencent Holdings Ltd.
(Cayman Islands)
3.84% 04/22/51
1,3
3,585,000 3,779,061
Time Warner Cable LLC
5.50% 09/01/41 2,972,000 3,610,522
T-Mobile USA, Inc.
2.25% 02/15/26
1
5,557,000 5,578,802
2.55% 02/15/31 2,190,000 2,180,737
2.63% 04/15/26 1,734,000 1,752,422
3.75% 04/15/27 1,000,000 1,083,475
3.88% 04/15/30 9,237,000 10,111,986
4.38% 04/15/40 2,000,000 2,290,094
Verizon Communications, Inc.
2.36% 03/15/32
1
4,910,000 4,846,427
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
1,200,000 1,209,536
5.50% 05/15/29
1,3
1,513,000 1,600,172
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
50,000 58,193
4.88% 06/19/49
3
1,328,000 1,678,934
5.25% 05/30/48
3
4,682,000 6,113,049
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
4,491,000 4,432,235
172,201,898
Consumer Discretionary — 1 .12%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 3,200,000 3,871,734
4.90% 02/01/46 3,921,000 4,967,305
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
3,585,000 3,887,830
5.15% 05/15/38
1,3
1,500,000 1,859,704
BAT Capital Corp.
2.73% 03/25/31 915,000 889,101
4.54% 08/15/47 500,000 524,125
4.70% 04/02/27 1,390,000 1,533,923
Becle, SAB de CV
(Mexico)
2.50% 10/14/31
1,3
4,450,000 4,387,433
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,500,000 1,551,799
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
3.50% 07/26/26
1,3
$ 2,520,000 $ 2,647,358
4.25% 07/21/25
1,3
1,880,000 2,018,156
Imperial Brands Finance PLC
(EMTN)
(United Kingdom)
9.00% 02/17/22
3
2,100,000 2,871,963
Reynolds American, Inc.
5.85% 08/15/45 12,245,000 14,913,012
45,923,443
Electric — 0 .77%
Cleco Power LLC
6.00% 12/01/40 825,000 1,130,712
Consolidated Edison Co. of New York, Inc.
4.45% 03/15/44 1,000,000 1,174,462
Dominion Energy, Inc.
5.75% 10/01/54
4
2,515,000 2,688,876
Duke Energy Carolinas LLC
3.70% 12/01/47 1,810,000 2,017,725
Eskom Holdings SOC Ltd.,
Series REGS
(South Africa)
7.13% 02/11/25
3
800,000 828,960
FirstEnergy Transmission LLC
2.87% 09/15/28
1
5,378,000 5,392,090
Metropolitan Edison Co.
4.00% 04/15/25
1
2,625,000 2,785,301
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
900,000 875,970
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.27%)
0.43% 02/22/23
2
6,335,000 6,326,770
Public Service Co. of New Mexico
3.85% 08/01/25 5,565,000 5,932,887
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 2,190,000 2,426,999
31,580,752
Energy — 2 .83%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
1
1,700,000 1,782,875
Enbridge Energy Partners LP
5.88% 10/15/25 2,190,000 2,498,435
Energy Transfer LP
4.95% 06/15/28 2,000,000 2,251,729
5.00% 05/15/50 1,902,000 2,193,874
5.15% 03/15/45 1,901,000 2,163,988
5.40% 10/01/47 4,716,000 5,570,940
5.50% 06/01/27 1,448,000 1,652,834
6.13% 12/15/45 500,000 625,415
Energy Transfer LP,
Series B
6.63% 02/15/70
4
3,889,000 3,699,100

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Exxon Mobil Corp.
3.45% 04/15/51 $ 2,000,000 $ 2,171,407
4.33% 03/19/50 3,280,000 4,037,403
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
2,000,000 1,965,000
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 4,137,000 4,337,955
Hess Corp.
4.30% 04/01/27 2,265,000 2,481,987
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
2,421,000 2,529,703
4.75% 04/19/27
3
500,000 552,699
5.38% 04/24/30
3
3,579,000 4,180,723
KazTransGas JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
650,000 709,020
Kinder Morgan Energy Partners LP
5.00% 08/15/42 1,090,000 1,267,282
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
1
1,929,000 1,990,865
Occidental Petroleum Corp.
0.00% 10/10/36
10
7,308,000 4,158,910
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
4,579,000 4,685,691
Petroleos Mexicanos
(Mexico)
1.70% 12/20/22
3
15,000 15,092
6.63% 06/15/35
3
6,120,000 5,890,500
6.75% 09/21/47
3
3,815,000 3,393,347
6.95% 01/28/60
3
1,595,000 1,417,556
Petronas Capital Ltd.
(Malaysia)
2.48% 01/28/32
1,3
2,050,000 2,059,283
3.50% 04/21/30
1,3
4,405,000 4,770,618
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 2,000,000 2,090,854
4.50% 12/15/26 1,505,000 1,652,700
Rockies Express Pipeline LLC
4.80% 05/15/30
1
2,000,000 2,099,375
4.95% 07/15/29
1
1,000,000 1,074,882
6.88% 04/15/40
1
3,175,000 3,597,053
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
3,943,939 3,702,499
Saudi Arabian Oil Co.,
Series REGS
(Saudi Arabia)
1.63% 11/24/25
3
1,100,000 1,095,402
Southern Co. Gas Capital Corp.
3.25% 06/15/26 2,935,000 3,119,156
3.88% 11/15/25 2,410,000 2,592,901
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
$ 2,776,000 $ 3,197,279
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,846,000 3,817,155
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
1,087,410 1,064,074
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
4,148,000 4,012,319
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
1,805,500 1,783,798
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 1,777,000 1,878,822
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
1
4,000,000 4,170,527
116,003,027
Entertainment — 0 .05%
WMG Acquisition Corp.
3.75% 12/01/29
1
2,050,000 2,047,437
Finance — 3 .46%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
4,125,000 4,159,975
3.00% 10/29/28
3
11,100,000 11,270,536
3.88% 01/23/28
3
1,090,000 1,158,690
Air Lease Corp.
2.25% 01/15/23 2,000,000 2,025,371
3.50% 01/15/22 2,000,000 2,001,775
3.88% 07/03/23 2,862,000 2,965,509
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,278,000 5,130,669
2.88% 02/15/25
1,3
4,555,000 4,655,906
3.95% 07/01/24
1,3
1,035,000 1,084,789
Citigroup, Inc.
1.28% 11/03/25
4
2,680,000 2,675,002
1.46% 06/09/27
4
2,930,000 2,878,970
4.41% 03/31/31
4
6,526,000 7,460,579
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
4,095,000 4,098,704
Ford Motor Credit Co. LLC
3.22% 01/09/22 3,700,000 3,704,699
3.34% 03/28/22 7,735,000 7,764,343
(LIBOR USD 3-Month plus 1.08%)
1.22% 08/03/22
2
2,555,000 2,562,711
General Motors Financial Co., Inc.
3.15% 06/30/22 500,000 505,287
3.45% 04/10/22 675,000 677,085

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
$ 5,565,000 $ 5,543,283
1.22% 12/06/23 10,420,000 10,445,677
1.54% 09/10/27
4
2,520,000 2,471,820
3.27% 09/29/25
4
12,035,000 12,613,769
JPMorgan Chase & Co.
1.05% 11/19/26
4
6,095,000 5,935,381
1.56% 12/10/25
4
4,505,000 4,514,590
Morgan Stanley
0.79% 05/30/25
4
11,395,000 11,252,103
1.59% 05/04/27
4
685,000 678,271
Morgan Stanley
(GMTN)
0.79% 01/22/25
4
5,688,000 5,632,948
Morgan Stanley
(MTN)
1.16% 10/21/25
4
4,715,000 4,677,203
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
5,000,000 5,041,045
3.77% 03/08/24
1,3,4
2,570,000 2,647,817
4.36% 08/01/24
1,3,4
2,490,000 2,608,549
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
455,000 469,739
5.50% 02/15/24
1,3
861,000 923,751
142,236,546
Food — 0 .63%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.50% 01/15/30
1,3
1,005,000 1,094,626
6.50% 04/15/29
1,3
8,577,000 9,462,007
Kraft Heinz Foods Co.
3.88% 05/15/27 4,795,000 5,183,077
4.88% 10/01/49 424,000 534,407
Post Holdings, Inc.
5.50% 12/15/29
1
4,000,000 4,209,160
Smithfield Foods, Inc.
5.20% 04/01/29
1
4,690,000 5,361,738
25,845,015
Gaming — 0 .01%
Boyd Gaming Corp.
4.75% 06/15/31
1
505,000 518,125
Health Care — 3 .42%
180 Medical, Inc.
3.88% 10/15/29
1
2,245,000 2,278,563
AbbVie, Inc.
3.25% 10/01/22 3,170,000 3,215,053
3.45% 03/15/22 2,225,000 2,227,052
4.40% 11/06/42 5,190,000 6,235,735
4.45% 05/14/46 2,350,000 2,845,697
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
2,005,000 2,170,537
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
4.38% 12/15/28
1
$ 8,135,000 $ 9,094,424
4.63% 06/25/38
1
2,775,000 3,245,990
4.88% 06/25/48
1
4,415,000 5,439,222
5.50% 08/15/25
1
2,000,000 2,212,630
Becton Dickinson and Co.
6.70% 08/01/28 2,930,000 3,553,780
Centene Corp.
2.45% 07/15/28 13,561,000 13,435,289
Cigna Corp.
3.88% 10/15/47 4,825,000 5,401,213
CommonSpirit Health
2.78% 10/01/30 3,680,000 3,776,208
3.91% 10/01/50 1,220,000 1,361,051
CVS Health Corp.
2.75% 12/01/22 2,215,000 2,245,909
5.05% 03/25/48 5,417,000 7,092,169
5.13% 07/20/45 755,000 983,709
Encompass Health Corp.
4.63% 04/01/31 1,878,000 1,920,381
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
7,854,000 5,971,396
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
(Luxembourg)
6.13% 04/01/29
1,3
1,948,000 1,910,943
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
3,055,000 3,065,932
HCA, Inc.
4.13% 06/15/29 2,400,000 2,649,056
5.00% 03/15/24 5,533,000 5,953,794
5.25% 04/15/25 2,477,000 2,742,258
5.25% 06/15/26 6,420,000 7,226,219
5.25% 06/15/49 4,670,000 6,009,085
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
4,000,000 4,093,862
Molina Healthcare, Inc.
3.88% 11/15/30
1
3,128,000 3,253,294
4.38% 06/15/28
1
6,500,000 6,736,390
Mozart Debt Merger Sub, Inc.
3.88% 04/01/29
1
4,068,000 4,056,861
Option Care Health, Inc.
4.38% 10/31/29
1
3,870,000 3,891,336
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
1,754,000 1,863,625
Universal Health Services, Inc.
1.65% 09/01/26
1
1,500,000 1,476,029
2.65% 01/15/32
1
590,000 579,876
140,214,568
Industrials — 0 .85%
Amcor Finance USA, Inc.
3.63% 04/28/26 2,125,000 2,267,181
Artera Services LLC
9.03% 12/04/25
1
3,010,000 3,180,466
Berry Global, Inc.
1.57% 01/15/26 1,740,000 1,704,096

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
15 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
4.88% 07/15/26
1
$ 1,195,000 $ 1,237,697
Boeing Co. (The)
1.43% 02/04/24 8,790,000 8,784,500
Energizer Holdings, Inc.
4.38% 03/31/29
1
685,000 671,951
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
10,370,000 9,004,680
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 1,148,000 1,567,542
OT Merger Corp.
7.88% 10/15/29
1
6,500,000 6,337,057
34,755,170
Information Technology — 0 .25%
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
1,3
795,000 832,659
Oracle Corp.
2.88% 03/25/31 1,245,000 1,252,751
3.95% 03/25/51 7,901,000 8,225,881
10,311,291
Insurance — 0 .88%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
4,660,000 4,549,622
Athene Global Funding
1.99% 08/19/28
1
8,980,000 8,746,237
Farmers Exchange Capital
7.20% 07/15/48
1
150,000 216,436
Farmers Exchange Capital II
6.15% 11/01/53
1,4
2,500,000 3,164,774
Farmers Insurance Exchange
4.75% 11/01/57
1,4
3,800,000 4,354,905
8.63% 05/01/24
1
942,000 1,087,155
Nationwide Mutual Insurance Co.
2.49% 12/15/24
1,4
3,825,000 3,829,642
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
2,645,000 2,765,699
4.27% 05/15/47
1
480,000 579,337
4.38% 09/15/54
1,4
6,470,000 6,693,806
35,987,613
Materials — 0 .49%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
3.15% 01/14/30
3
4,400,000 4,493,024
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
1,3
5,432,000 5,444,195
Indonesia Asahan Aluminium Persero PT
(Indonesia)
6.53% 11/15/28
1,3
5,508,000 6,648,541
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
Unifrax Escrow Issuer Corp.
5.25% 09/30/28
1
$ 2,460,000 $ 2,501,010
7.50% 09/30/29
1
1,020,000 1,036,917
20,123,687
Real Estate Investment Trust (REIT) — 1 .67%
American Campus Communities Operating Partnership LP
3.63% 11/15/27 2,246,000 2,399,164
3.75% 04/15/23 2,925,000 3,004,915
4.13% 07/01/24 1,475,000 1,576,499
China Aoyuan Group Ltd.
(Cayman Islands)
6.35% 02/08/24
3,5,6
2,660,000 525,350
China SCE Group Holdings Ltd.
(Cayman Islands)
7.00% 05/02/25
3
1,070,000 869,375
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 4,185,000 4,324,214
3.45% 11/15/29 11,930,000 12,959,654
GLP Capital LP/GLP Financing II, Inc.
5.30% 01/15/29 2,280,000 2,592,303
5.38% 04/15/26 4,390,000 4,894,279
5.75% 06/01/28 6,241,000 7,214,721
Healthcare Realty Trust, Inc.
3.88% 05/01/25 2,190,000 2,324,820
Hudson Pacific Properties LP
3.95% 11/01/27 2,500,000 2,680,971
Iron Mountain Information Management Services, Inc.
5.00% 07/15/32
1
3,800,000 3,893,936
LXP Industrial Trust
2.70% 09/15/30 2,000,000 1,984,200
Piedmont Operating Partnership LP
3.40% 06/01/23 4,520,000 4,636,250
Post Apartment Homes LP
3.38% 12/01/22 45,000 45,729
SL Green Realty Corp.
4.50% 12/01/22 3,000,000 3,064,791
Sunac China Holdings Ltd.
(Cayman Islands)
6.50% 01/10/25
3
2,515,000 1,599,701
6.80% 10/20/24
3
720,000 466,200
Times China Holdings Ltd.
(Cayman Islands)
6.75% 07/08/25
3
1,040,000 712,336
Ventas Realty LP
3.00% 01/15/30 1,705,000 1,761,562
3.25% 10/15/26 2,875,000 3,046,553
3.75% 05/01/24 875,000 916,788
Zhenro Properties Group Ltd.
(Cayman Islands)
6.63% 01/07/26
3
1,810,000 1,171,975
68,666,286

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 16
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail — 0 .49%
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
$ 1,935,000 $ 2,070,014
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
1,939,000 1,975,356
FirstCash, Inc.
5.63% 01/01/30
1
4,160,000 4,244,409
Golden Nugget, Inc.
6.75% 10/15/24
1
6,045,000 6,052,613
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
5,775,000 5,698,222
20,040,614
Services — 0 .78%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
3,862,000 3,782,311
DP World Crescent Ltd.
(Cayman Islands)
4.85% 09/26/28
1,3
4,036,000 4,537,558
HealthEquity, Inc.
4.50% 10/01/29
1
3,239,000 3,225,107
Hertz Corp. (The)
4.63% 12/01/26
1
2,000,000 2,012,500
5.00% 12/01/29
1
1,978,000 1,992,835
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
1,3
1,516,000 1,642,320
4.75% 02/15/25
1,3
11,600,000 12,659,894
4.75% 08/01/28
3
1,750,000 2,034,629
31,887,154
Transportation — 0 .08%
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60% 09/22/27 2,097,160 2,167,303
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 488,168 493,831
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 547,618 554,938
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 56,934 59,796
3,275,868
Total Corporates
(Cost $1,090,200,128) 1,109,563,777
FOREIGN GOVERNMENT OBLIGATIONS — 4 .70%
Foreign Government Obligations — 4 .70%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
3,798,000 3,948,743
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Bahrain Government International Bond,
Series REGS
(Bahrain)
7.00% 01/26/26
3
$ 500,000 $ 550,309
Brazilian Government International Bond
(Brazil)
2.88% 06/06/25
3
3,000,000 3,049,200
3.88% 06/12/30
3
5,010,000 4,875,482
4.63% 01/13/28
3
830,000 868,134
Canadian When Issued Government Bond (WI)
(Canada)
0.25% 11/01/23
3
38,880,000 30,532,412
0.75% 02/01/24
3
38,890,000 30,619,698
CBB International Sukuk Co. 7 SPC,
Series REGS
(Bahrain)
6.88% 10/05/25
3
1,400,000 1,574,978
Chile Government International Bond
(Chile)
2.45% 01/31/31
3
844,000 840,033
3.24% 02/06/28
3
1,678,000 1,772,144
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
7,973,000 7,280,146
3.13% 04/15/31
3
1,750,000 1,580,360
4.50% 01/28/26
3
3,855,000 4,040,117
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
3,900,000 3,983,733
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
2,580,000 2,630,916
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
700,000 697,340
Egypt Government International Bond,
Series REGS
(Egypt)
5.25% 10/06/25
3
1,700,000 1,721,250
Fondo MIVIVIENDA SA,
Series REGS
(Peru)
3.50% 01/31/23
3
650,000 663,156
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
3,700,000 3,648,844
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
3,100,000 3,236,090
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
6,531,000 6,378,175
3.75% 01/11/28
3
6,125,000 6,601,892
4.75% 04/27/32
3
3,000,000 3,397,958

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
17 / December 2021
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
$ 3,900,000 $ 4,143,750
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
3,000,000 2,858,400
3.16% 01/23/30
3
6,131,000 6,368,975
Paraguay Government International Bond
(Paraguay)
2.74% 01/29/33
1,3
3,126,000 3,020,497
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80% 06/23/30
1,3
2,100,000 2,170,140
Peruvian Government International Bond
(Peru)
2.84% 06/20/30
3
4,025,000 4,093,425
4.13% 08/25/27
3
1,525,000 1,677,957
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
741,000 718,844
1.95% 01/06/32
3
930,000 917,213
2.46% 05/05/30
3
2,334,000 2,413,097
Qatar Government International Bond,
Series REGS
(Qatar)
3.75% 04/16/30
3
2,640,000 2,967,624
4.50% 04/23/28
3
6,726,000 7,729,435
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
3,607,000 3,668,680
4.85% 09/30/29
3
4,655,000 4,819,321
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
4,400,000 4,469,520
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/26/26
3
3,700,000 3,947,497
3.25% 10/22/30
3
2,220,000 2,389,497
3.63% 03/04/28
3
4,175,000 4,554,424
Turkey Government International Bond
(Turkey)
5.13% 03/25/22
3
2,250,000 2,255,512
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
2,788,717 3,218,207
Total Foreign Government Obligations
(Cost $194,432,086) 192,893,125
MORTGAGE-BACKED — 34 .58% **
Non-Agency Commercial Mortgage-Backed — 7 .65%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
11,594,390 12,089,431
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
ACRES Commercial Realty Corp.,
Series 2020-RSO8, Class B
(SOFR30A plus 1.86%)
1.91% 03/15/35
1,2
$ 10,900,000 $ 10,906,117
ACRES Commercial Realty Corp.,
Series 2020-RSO9, Class AS
(Cayman Islands)
(SOFR30A plus 3.61%)
3.66% 04/17/37
1,2,3
9,606,042 9,606,844
ACRES Commercial Realty Corp.,
Series 2020-RSO9, Class B
(Cayman Islands)
(SOFR30A plus 4.01%)
4.06% 04/17/37
1,2,3
7,639,192 7,641,133
AREIT Trust,
Series 2020-CRE4, Class B
(Cayman Islands)
(SOFR30A plus 4.26%)
4.31% 04/15/37
1,2,3
9,450,000 9,465,464
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,4
7,985,000 8,922,825
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class A
2.63% 01/15/32
1
5,000,000 5,088,221
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.47% 01/15/32
1,4
98,610,000 2,064,607
BDS Ltd.,
Series 2020-FL6, Class D
(Cayman Islands)
(SOFR30A plus 2.86%)
2.91% 09/15/35
1,2,3
7,801,000 7,818,845
BFLD Trust,
Series 2021-FPM, Class A
(LIBOR USD 1-Month plus 1.60%)
1.71% 06/15/38
1,2
7,182,000 7,191,074
BX Commercial Mortgage Trust,
Series 2018-IND, Class H
(LIBOR USD 1-Month plus 3.00%)
3.11% 11/15/35
1,2
7,760,200 7,737,766
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
7,060,000 7,448,863
BX Trust,
Series 2021-LBA, Class EJV
(LIBOR USD 1-Month plus 2.00%)
2.11% 02/15/36
1,2
10,000,000 9,941,542
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
10,760,000 11,961,331
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class G
(LIBOR USD 1-Month plus 3.25%)
3.36% 12/15/37
1,2
8,503,000 8,485,460

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.39% 08/10/49
4
$ 64,085,248 $ 3,250,256
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
6,125,000 6,385,935
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.72% 09/10/45
1,4
35,006,253 168,352
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.33% 02/10/48
4
64,437,176 2,218,543
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.69% 10/15/45
4
42,157,542 343,428
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.50% 12/10/45
4
67,787,418 575,136
Commercial Mortgage Trust,
Series 2013-CR13, Class XA (IO)
0.74% 11/10/46
4
60,521,598 751,454
Commercial Mortgage Trust,
Series 2014-CR16, Class XA (IO)
0.95% 04/10/47
4
102,765,508 1,899,507
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.60% 02/10/37
1,4
68,872,262 1,197,523
Commercial Mortgage Trust,
Series 2021-LBA, Class F
(LIBOR USD 1-Month plus 2.35%)
2.46% 03/15/38
1,2
7,211,000 7,196,642
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
4.02% 12/15/22
1,2
7,252,000 7,262,119
CSMC,
Series 2021-BPNY, Class A
(LIBOR USD 1-Month plus 3.71%)
3.82% 08/15/23
1,2
10,974,000 11,001,408
DBJPM Mortgage Trust,
Series 2016-SFC, Class A
2.83% 08/10/36
1
4,000,000 4,033,979
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
6,555,000 6,846,337
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
8,000,000 8,004,966
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,4
40,999,000 427,080
GS Mortgage Securities Trust,
Series 2012-ALOH, Class A
3.55% 04/10/34
1
6,825,000 6,826,069
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
0.99% 04/10/47
4
$ 60,458,638 $ 1,015,147
GSCG Trust,
Series 2019-600C, Class G
3.99% 09/06/34
1,4
9,212,000 8,653,007
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
6,340,000 6,770,926
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,4
6,555,000 6,870,311
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
2.94% 12/10/41
1,4
3,131,000 2,909,295
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
8,000,000 8,640,092
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-1440, Class B
(LIBOR USD 1-Month plus 1.75%)
1.86% 03/15/36
1,2
15,000,000 14,981,360
Life Mortgage Trust,
Series 2021-BMR, Class G
(LIBOR USD 1-Month plus 2.95%)
3.06% 03/15/38
1,2
10,718,000 10,721,292
MF1 Ltd.,
Series 2020-FL3, Class AS
(SOFR30A plus 2.96%)
3.01% 07/15/35
1,2
8,800,000 8,847,634
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.21% 02/12/40
1,4
147,585,000 2,424,844
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.02% 04/15/48
4
71,359,774 1,785,001
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.72% 05/15/48
4
111,549,856 2,428,773
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A
4.28% 07/11/40
1,4
7,915,000 8,708,634
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
1,4
1,095,000 1,092,795
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
6,895,000 6,984,917
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
1,840,000 2,003,782
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.39% 01/05/43
1,4
10,000,000 9,068,293

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
19 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.39% 01/05/43
1,4
$ 8,780,000 $ 7,191,918
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.08% 08/15/50
4
44,839,558 936,911
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.61% 03/15/59
4
82,434,928 4,726,229
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.48% 12/15/45
1,4
60,576,382 559,108
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.76% 08/15/45
1,4
31,569,021 107,330
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
1.85% 11/15/45
1,4
33,881,664 282,417
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.66% 06/15/46
4
60,075,477 401,475
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.56% 10/15/57
4
78,950,675 1,041,383
313,911,131
Non-Agency Mortgage-Backed — 13 .85%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
2.39% 08/25/35
4
1,430,033 1,261,129
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
2.91% 03/25/37
4
2,239,433 2,020,651
Alternative Loan Trust,
Series 2005-74T1, Class A1
6.00% 01/25/36 5,625,082 4,432,259
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
1.56% 01/25/36
2
3,158,739 3,213,712
Alternative Loan Trust,
Series 2006-HY12, Class A5
3.06% 08/25/36
4
2,634,183 2,656,442
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
0.38% 03/25/46
2
10,415,787 10,092,584
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(LIBOR USD 1-Month plus 0.40%)
0.50% 03/25/46
2
3,228,894 3,151,397
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 558,457 570,267
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2004-B, Class 5A1
2.68% 11/20/34
4
$ 197,352 $ 201,095
Banc of America Funding Trust,
Series 2006-D, Class 3A1
2.96% 05/20/36
4
706,355 685,683
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
0.26% 05/27/36
1,4
14,313,292 13,561,840
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50% 03/25/40
1,4
183,313 184,869
Banc of America Funding Trust,
Series 2016-R1, Class B1
3.50% 03/25/40
1,4
16,181,000 15,699,269
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
2.50% 12/25/35
4
954,147 931,223
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
0.28% 03/25/37
2
2,928,532 2,885,320
BCAP LLC Trust,
Series 2014-RR3, Class 4A1
0.39% 03/26/36
1,4
2,390,533 2,313,151
Bear Stearns ALT-A Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.75%)
0.85% 01/25/35
2
5,831,881 5,831,553
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
2.86% 04/25/35
4
1,132,092 1,135,236
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
0.64% 10/25/35
2
6,144,391 6,069,864
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.30%)
2.38% 10/25/35
2
1,174,688 1,203,234
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50% 09/25/35
4
368,098 372,284
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 30,476 31,728
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
0.30% 09/25/47
2
5,670,472 5,520,386
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(LIBOR USD 1-Month plus 0.21%)
0.31% 06/25/37

4,234,060 4,123,125

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
2.40% 02/25/37
4
$ 557,886 $ 578,409
CIM Trust,
Series 2018-R5, Class A1
3.75% 07/25/58
1,4
5,682,005 5,713,939
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
8,930,646 8,777,530
CIM Trust,
Series 2020-NR1, Class A (STEP-reset date 02/25/22)
3.45% 06/26/62
1
13,805,285 13,870,398
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
12,791,043 10,860,080
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
8,801,641 8,850,450
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
6,627,057 6,520,859
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
11,417,885 11,302,777
CIM Trust,
Series 2021-NR3, Class A1 (STEP-reset date 02/25/22)
2.57% 06/25/57
1
6,146,218 6,153,509
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 02/25/22)
2.82% 10/25/61
1
17,611,908 17,569,640
CIM Trust,
Series 2021-R3, Class A1B
1.95% 06/25/57
1,4
18,287,000 17,760,748
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,4
14,546,761 14,471,764
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,4
11,182,336 11,048,017
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
3.21% 06/25/36
4
112,602 109,689
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
0.36% 11/25/35
2
49,732 43,750
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(LIBOR USD 1-Month plus 0.58%)
0.68% 04/25/35
2
3,193,081 2,981,241
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.70% 05/25/35
2
74,860 63,868
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
2.49% 11/25/33
4
$ 442,834 $ 446,468
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-11, Class 1A1
6.50% 12/25/35 586,677 407,020
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 9A1
1.85% 06/25/34
4
31,979 31,614
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00% 10/25/21 25,619 15,312
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.42% 02/25/60
1,4
11,930,795 12,253,510
CSMC Mortgage-Backed Trust,
Series 2006-1, Class 1A4
5.50% 02/25/36 3,534,277 3,564,791
CSMC Trust,
Series 2021-RPL7, Class A1
1.93% 07/27/61
1,4
10,106,896 10,008,726
CSMCM Trust,
Series 2018-SP3, Class CERT
2.22% 10/25/58
1,4
16,418,186 15,905,733
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
0.82% 01/19/45
2
557,144 485,458
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.58%)
0.68% 10/19/45
2
3,611,595 3,523,519
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.30% 10/19/36
2
5,900,081 5,135,687
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
0.24% 03/19/37
2
1,406,742 1,328,470
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.28% 09/25/34
4
214,249 213,416
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
2.28% 09/25/34
4
329,449 328,168
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
2.46% 12/25/35
4
944,461 898,030
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
2.48% 02/25/36
4
1,400,866 1,141,275
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA2, Class 2A1
2.59% 04/25/35
4
1,896,247 2,026,723

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
21 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
2.21% 05/25/35
4
$ 1,474,435 $ 1,419,860
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
2.35% 09/25/35
4
1,747,734 1,707,973
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
2.29% 10/25/35
4
2,065,000 1,583,945
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
2.30% 11/25/35
4
1,335,529 1,214,998
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
2.35% 03/25/36
4
1,471,593 1,195,806
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7, Class A1
2.59% 01/25/37
4
2,560,485 2,258,510
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
2.67% 09/25/35
4
1,364,145 1,055,120
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1
2.81% 10/25/35
4
62,350 62,657
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
2.71% 11/25/35
4
706,912 613,585
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
2.59% 08/25/37
4
56,460 26,512
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 2A1
2.73% 09/19/35
4
1,371,636 1,091,461
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
3.41% 09/19/35
4
1,285,650 1,215,300
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.93% 04/19/36
4
2,949,834 2,575,181
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.30% 03/25/47
2
10,486,236 10,171,968
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
5.40% 09/25/35
2,5,6
13,564 670
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
3.01% 07/25/35
4
424,143 400,108
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
2.66% 04/25/36
4
187,624 153,441
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
2.98% 05/25/37
4
649,848 613,282
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
0.72% 11/19/35
2
$ 2,142,603 $ 1,836,812
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
0.52% 09/19/46
2
9,623,749 9,207,244
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
0.30% 08/19/37
2
11,546,350 10,998,208
Impac CMB Trust,
Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
0.62% 04/25/35
2
2,547,568 2,555,657
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(LIBOR USD 1-Month plus 0.56%)
0.66% 07/25/35
2
9,762,784 7,670,176
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
2.74% 10/25/35
4
1,999,398 1,886,523
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.54%)
0.64% 10/25/36
2
5,578,339 3,044,205
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(LIBOR USD 1-Month plus 0.50%)
0.60% 05/25/46
2
12,937,198 13,222,368
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 3A1
2.75% 05/25/36
4
255,665 235,487
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
2.94% 06/25/36
4
2,892,787 2,856,849
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX4, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
0.28% 07/25/37
2
15,234,121 14,856,900
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
3.01% 08/25/35
4
20,375 19,078
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
2.78% 05/25/36
4
19,922 18,134
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.88% 06/25/21 17,971 24,963
JPMorgan Mortgage Trust,
Series 2007-S1, Class 1A2
5.50% 03/25/22 16,781 15,878
Legacy Mortgage Asset Trust,
Series 2020-GS2, Class A1 (STEP-reset date 01/25/22)
2.75% 03/25/60
1
19,805,156 19,880,621

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
0.40% 11/25/35
2
$ 1,595,860 $ 1,591,214
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(LIBOR USD 1-Month plus 0.42%)
0.52% 06/25/46
2
4,255,112 4,182,817
Lehman XS Trust,
Series 2007-18N, Class 1A1
(LIBOR USD 1-Month plus 0.85%)
0.95% 10/25/37
2
4,831,347 4,684,623
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
1.89% 11/25/33
4
137,279 137,175
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
3.88% 10/25/34
4
166,920 167,178
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
2.60% 04/25/34
4
40,216 40,158
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.80%)
0.88% 12/25/46
2
18,329,082 17,548,736
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.30%)
0.40% 03/25/47
2
3,053,516 2,936,291
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.43% 04/25/37
2,5,6
883,581 45,963
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(LIBOR USD 1-Month plus 0.42%)
0.52% 04/25/37
2
8,307,380 7,839,666
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
2.38% 10/25/33
4
104,738 105,897
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
2.61% 08/25/36
2
960,820 937,407
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.07% 09/25/34
4
233,882 232,779
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25% 02/25/21 66,613 55,078
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Resecuritization Trust,
Series 2014-R9, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus
0.84%)
0.92% 11/26/46
1,2
$ 158,259 $ 159,253
MortgageIT Trust,
Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
1.75% 05/25/35
2
889,616 895,462
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
0.58% 02/25/36
2
308,657 311,186
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
3.20% 08/25/35
4
2,383,613 2,131,081
Nomura Resecuritization Trust,
Series 2016-2R, Class 1A1
0.24% 09/26/36
1,4
1,310,940 1,306,309
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 02/25/22)
3.00% 07/25/59
1
11,149,433 11,181,161
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.72%)
0.82% 07/25/35
2
4,871,416 4,880,760
PHH Alternative Mortgage Trust,
Series 2007-2, Class 1A4
(LIBOR USD 1-Month plus 0.60%)
0.70% 05/25/37
2
10,681,105 10,549,110
PRPM LLC,
Series 2021-9, Class A1
2.36% 10/25/26
1,4
17,318,244 17,192,626
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00% 09/25/34 53,117 52,841
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
3.96% 12/25/35
4
1,563,637 1,472,776
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
3.27% 04/25/35
4
12,074 11,959
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
2.99% 07/25/35
4
620,028 613,415
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
3.44% 07/25/35
4
634,028 447,065
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75% 09/25/21 5,300 5,018
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00% 11/25/36 400,717 393,047

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
23 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2007-QA3, Class A1
(LIBOR USD 1-Month plus 0.10%)
0.20% 05/25/37
2
$ 15,090,846 $ 14,957,318
Residential Accredit Loans Trust,
Series 2007-QH6, Class A1
(LIBOR USD 1-Month plus 0.19%)
0.29% 07/25/37
2
9,117,343 9,051,869
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17% 01/25/37
4,5,6
1,812,326 10,830
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00% 09/25/36 5,006,978 2,387,696
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
3.45% 04/25/37
4
255,251 166,241
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.58% 09/25/34
4
490,313 495,905
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
2.62% 03/25/34
4
970,325 979,779
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
2.39% 06/25/35
4
537,901 500,415
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 2A
2.46% 11/25/35
4
825,172 719,490
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
2.89% 04/25/35
4
2,473,713 2,548,101
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
0.42% 12/25/36
2
1,283,158 1,269,023
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
2.53% 05/25/36
4
476,648 311,109
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.42%)
0.52% 05/25/36
2
272,009 240,525
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
0.22% 08/25/36
2
10,204,620 9,710,473
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
1.58% 08/25/47
2
10,345,294 10,310,402
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 3A3
2.98% 11/25/33
4
20,250 20,954
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
2.71% 10/25/37
4
$ 1,113,344 $ 1,048,437
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 2A1
2.50% 01/25/37
4
416,626 432,655
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 5A1
2.90% 01/25/37
4
131,383 135,792
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
0.82% 11/25/34
2
128,410 126,434
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
2.73% 01/25/35
4
413,113 419,898
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.84%)
0.94% 05/25/44
2
29,689 30,009
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.83% 10/25/35
4
917,616 922,206
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
2.93% 12/25/35
4
23,254 23,714
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
2.64% 12/25/35
4
1,046,230 1,067,294
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
0.76% 01/25/45
2
507,587 507,907
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.74% 07/25/45
2
506,784 509,375
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.08% 02/25/46
2
3,762,961 3,717,586
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
1.02% 05/25/46
2
1,541,681 1,534,159
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
1.06% 07/25/46
2
3,963,909 3,825,729
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
2.83% 03/25/37

1,723,832 1,599,138

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus
0.75%)
0.83% 06/25/47
2
$ 1,426,045 $ 1,382,947
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.34% 01/25/47
2
5,182,216 5,275,909
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 1,699,840 1,682,466
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
2.54% 10/25/36
4
366,415 354,612
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
2.78% 04/25/36
4
82,508 80,932
568,693,749
U.S. Agency Commercial Mortgage-Backed — 2 .90%
Fannie Mae-Aces,
Series 2012-M4, Class X1 (IO)
0.15% 04/25/22
4
961,783 198
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.93% 07/25/39
4
19,261,857 591,147
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.11% 04/25/36
4
12,686,497 128,011
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.65% 01/25/39
4
38,716,414 1,273,162
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70% 03/25/29
4
117,375,779 4,541,914
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01% 07/25/33
4
14,520,699 1,508,054
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K021, Class X3 (IO)
1.97% 07/25/40
4
26,660,903 248,349
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K022, Class X3 (IO)
1.81% 08/25/40
4
37,280,187 387,261
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X1 (IO)
0.19% 04/25/23
4
357,436,806 820,925
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X3 (IO)
1.63% 02/25/43
4
58,000,000 2,685,449
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K051, Class X3 (IO)
1.61% 10/25/43
4
$ 44,865,280 $ 2,493,763
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.16% 01/25/26
4
53,284,943 2,204,068
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K055, Class X3 (IO)
1.64% 04/25/44
4
32,000,000 2,017,357
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X1 (IO)
1.26% 05/25/26
4
59,392,011 2,726,031
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K057, Class X1 (IO)
1.17% 07/25/26
4
122,275,884 5,522,003
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K719, Class X1 (IO)
0.66% 06/25/22
4
21,933,077 3,981
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K726, Class X1 (IO)
0.89% 04/25/24
4
122,067,285 2,032,024
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC01, Class X1 (IO)
0.42% 12/25/22
4
31,369,508 128,303
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.20% 06/25/27
4
88,680,567 3,924,807
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC07, Class X1 (IO)
0.72% 09/25/26
4
84,805,140 1,982,744
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF31, Class A
(LIBOR USD 1-Month plus 0.37%)
0.46% 04/25/24
2
2,351,617 2,355,764
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF51, Class A
(LIBOR USD 1-Month plus 0.40%)
0.49% 08/25/25
2
3,683,592 3,702,612
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF75, Class AL
(LIBOR USD 1-Month plus 0.51%)
0.60% 12/25/29
2
6,511,401 6,562,793

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
25 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF80, Class AL
(LIBOR USD 1-Month plus 0.44%)
0.53% 06/25/30
2
$ 4,386,583 $ 4,413,206
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF84, Class AL
(LIBOR USD 1-Month plus 0.30%)
0.39% 07/25/30
2
12,002,128 12,011,333
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF85, Class AL
(LIBOR USD 1-Month plus 0.30%)
0.39% 08/25/30
2
5,625,878 5,642,586
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF86, Class AL
(LIBOR USD 1-Month plus 0.29%)
0.38% 08/25/27
2
8,962,464 8,981,954
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF87, Class AL
(LIBOR USD 1-Month plus 0.35%)
0.44% 08/25/30
2
10,316,303 10,351,780
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF88, Class AL
(LIBOR USD 1-Month plus 0.33%)
0.42% 09/25/30
2
17,288,334 17,324,396
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.05% 03/25/26
4
115,767,476 4,329,576
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KL05, Class X1HG (IO)
1.22% 12/25/27
4
49,531,000 2,509,819
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS06, Class X (IO)
1.05% 08/25/26
4
66,690,853 2,302,288
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.64% 09/25/25
4
102,360,952 2,372,730
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.04% 08/16/51
4
6,252,679 2,097
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.13% 02/16/53
4
32,933,173 153,469
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.18% 06/16/52
4
51,036,400 183,820
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.28% 05/16/55
4
$ 15,618,269 $ 190,877
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.92% 11/16/54
4
11,147,487 393,525
119,004,176
U.S. Agency Mortgage-Backed — 10 .18%
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
24.19% 03/25/36
2
13,997 21,504
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.50% 03/25/36
2
624,125 116,259
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.95% 06/25/37
2
29,966 4,418
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X LIBOR USD 1-Month plus 5.87%, 5.87% Cap)
5.77% 08/25/37
2
63,699 10,356
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.45%, 6.45% Cap)
6.35% 04/25/37
2
693,305 126,600
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.00%, 7.00% Cap)
6.90% 03/25/38
2
40,102 5,455
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.10% 07/25/38
2
68,666 10,762
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.50% 10/25/40
2
36,390 6,666
Fannie Mae REMICS,
Series 2012-56, Class FK
(LIBOR USD 1-Month plus 0.45%)
0.55% 06/25/42
2
2,466,300 2,485,228
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
1.20% 10/25/42
2
176,128 177,875
Fannie Mae REMICS,
Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
1.10% 07/25/43
2
4,957,747 4,989,766

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2019-33, Class FN
(LIBOR USD 1-Month plus 0.40%)
0.50% 07/25/49
2
$ 4,832,656 $ 4,863,084
Freddie Mac REMICS,
Series 2711, Class FA
(LIBOR USD 1-Month plus 1.00%)
1.11% 11/15/33
2
46,049 47,211
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
0.71% 10/15/33
2
170,584 173,012
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
42.12% 07/15/37
2
10,195 20,925
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.89% Cap)
5.79% 01/15/38
2
43,106 9,068
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
5.79% 04/15/38
2
32,672 4,725
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00% 11/15/33
10
13,039 12,042
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
6.50% 04/15/42
2
86,590 17,041
Freddie Mac REMICS,
Series 4919, Class FP
(LIBOR USD 1-Month plus 0.45%)
0.55% 09/25/49
2
4,289,297 4,321,261
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00% 10/25/58
10
3,371,728 3,256,419
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 77,403 13,790
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
2
462,199 4,640
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.72%, 0.62% Cap)
0.62% 07/20/35
2
561,641 7,773
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.09% 09/16/43
2
1,746,870 322,168
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00% 09/20/47 373,357 60,402
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2019-86, Class FE
(LIBOR USD 1-Month plus 0.40%)
0.50% 07/20/49
2
$ 5,083,592 $ 5,111,796
Ginnie Mae,
Series 2020-133, Class FA
0.49% 02/20/49
4
3,487,910 3,504,735
UMBS (TBA)
2.00% 02/01/52 196,925,000 195,895,171
2.50% 02/01/52 188,875,000 192,374,042
417,974,194
Total Mortgage-Backed
(Cost $1,484,526,983) 1,419,583,250
MUNICIPAL BONDS — 0 .51% *
California — 0 .24%
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 1,995,000 1,940,138
Los Angeles Department of Water & Power Water System
Revenue Bonds, Water Utility Improvements, Series SY
6.01% 07/01/39 1,950,000 2,587,575
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.76% 07/01/29 2,935,000 3,542,554
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 1,790,000 1,955,581
10,025,848
Florida — 0 .12%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.81% 10/01/34 1,000,000 1,017,767
2.86% 10/01/35 1,750,000 1,787,516
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.35% 10/01/29 2,000,000 2,139,776
4,945,059
New York — 0 .15%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 975,000 1,330,769
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
3.95% 08/01/32 1,000,000 1,104,576

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
27 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 $ 3,100,000 $ 3,729,103
6,164,448
Total Municipal Bonds
(Cost $20,255,656) 21,135,355
U.S. TREASURY SECURITIES — 0 .84%
U.S. Treasury Notes — 0 .84%
U.S. Treasury Floating Rate Notes
(US Treasury Bill Yield 3-Month plus 0.06%)
0.14% 10/31/22
2
34,570,000 34,584,071
Total U.S. Treasury Securities
(Cost $34,571,429)
Total Bonds — 95 .65%
(Cost $3,994,427,475)
3,926,839,395
Issues Shares Value
COMMON STOCK — 0 .21%
Electric — 0 .00%
Homer City Holdings LLC
†,5,6,8
112,222 —
Financials — 0 .21%
AGNC Investment Corp. 582,000 8,753,280
Total Common Stock
(Cost $13,797,770) 8,753,280
Purchased Options - 0.03%
(Cost $1,560,383) 1,118,250
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 12 .65%
Foreign Government Obligations — 1 .01%
Japan Treasury Discount Bill,
Series 1039
(Japan)
0.00%
11
02/28/22
3
4,765,000,000 41,386,211
Money Market Funds — 0 .07%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
12,13
217,933 217,933
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
12
2,736,000 2,736,000
2,953,933
U.S. Treasury Bills — 11 .57%
U.S. Treasury Bills
0.04%
11
02/03/22 100,000,000 99,997,847
0.04%
11
02/10/22 75,000,000 74,997,823
0.04%
11
02/17/22 125,000,000 124,996,668
0.04%
11
03/03/22 100,000,000 99,993,035
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.05%
11
04/21/22 $ 50,000,000 $ 49,988,375
0.18%
11
06/23/22 25,000,000 24,978,855
474,952,603
Total Short-Term Investments
(Cost $519,442,391) 519,292,747
Total Investments Before Written Options - 108.54%
(Cost $4,529,228,019) 4,456,003,672
Written Options - (0.07)%
(Cost $(3,443,577)) (3,110,281)
Net unrealized appreciation on unfunded commitments
- 0.00% 5,456
Liabilities in Excess of Other Assets - (8.47)% (347,553,005)
Net Assets - 100.00% $ 4,105,345,842
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $14,475,149, which is 0.35% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $442,763, at an interest rate of 3.60% and a maturity of October 13, 2022. The investment is accruing an unused commitment fee of
1.58% per annum.
8
Non-income producing security.
9
Security is currently in default with regard to scheduled interest or principal payments.
10
Zero coupon bond. The rate shown is the effective yield as of December 31, 2021.
11
Represents annualized yield at date of purchase.
12
Represents the current yield as of December 31, 2021.
13
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $6.
†
Fair valued security. The aggregate value of fair valued securities is $8,249,490, which is
0.20% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See
Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 28
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CAD): Canadian Dollar
(CLO): Collateralized Loan Obligation
(EDC): Economic Development Corporation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
CAD 77,057,000 USD 60,102,176 Citigroup Global Markets Inc. 01/07/22 $ 901,260
EUR 610,000 USD 691,035 Goldman Sachs International 01/07/22 2,753
GBP 3,777,000 USD 5,070,546 Goldman Sachs International 01/07/22 45,129
USD 62,370,324 CAD 77,057,000 Citigroup Global Markets Inc. 01/07/22 1,366,888
USD 697,326 EUR 596,000 Goldman Sachs International 01/07/22 19,461
USD 41,802,096 JPY 4,765,000,000 Goldman Sachs International 02/28/22 404,571
2,740,062
USD 5,097,580 GBP 3,777,000 Goldman Sachs International 01/07/22 (18,096)
USD 60,082,494 CAD 77,057,000 Citigroup Global Markets Inc. 04/08/22 (900,774)
USD 653,902 EUR 577,000 Goldman Sachs International 04/08/22 (3,657)
USD 5,016,355 GBP 3,739,000 Goldman Sachs International 04/08/22 (45,503)
(968,030)
NET UNREALIZED APPRECIATION $ 1,772,032
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 4,070 03/31/22 $ 492,374,611 $ 1,673,946 $ 1,673,946
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 2,214 03/22/22 (324,212,625) (3,725,231) (3,725,231)
U.S. Treasury Ultra Bond 740 03/22/22 (145,872,500) (551,431) (551,431)
(470,085,125) (4,276,662) (4,276,662)
TOTAL FUTURES CONTRACTS $ 22,289,486 $ (2,602,716) $ (2,602,716)
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/23 $ 10,370,000 $ 647,851 $ 625,442 $ 22,409
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30 5.00% 3 Months
Citigroup Global
Markets Inc. 06/20/23 9,250,000 467,675 446,209 21,466
TOTAL $ 1,115,526 $ 1,071,651 $ 43,875
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
29 / December 2021
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 2,485 $ 98.75 09/16/22 $ 122,373,825 $ 1,118,250
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 2,485 $ 99.00 09/16/22 $ (110,136,443) $ (621,250)
IMM Eurodollar 2-Year MIDCV Future Options 1,195 98.25 09/16/22 (146,872,969) (1,038,156)
(257,009,412) (1,659,406)
WRITTEN PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 2,485 $ 97.88 09/16/22 $ (18,356,074) $ (636,781)
IMM Eurodollar 2-Year MIDCV Future Options 1,195 98.25 09/16/22 (146,872,969) (814,094)
(165,229,043) (1,450,875)
TOTAL WRITTEN OPTIONS $ (422,238,455) $ (3,110,281)
Received by the Fund Paid by the Fund
Description
Put/
Call
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate
Swap
1
Call 12/07/25 1.69% Semi-annually
3-month USD
LIBOR Quarterly $ 121,935 $ 76,441 $ — $ 76,441
Interest Rate
Swap
1
Call 12/07/53
3-month USD
LIBOR Quarterly 1.74% Semi-annually 10,195 108,561 — 108,561
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually 7,250 26,198 — 26,198
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 5,370 4,092 — 4,092
Interest Rate
Swap
1
Call 07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 86,810 (1,018,142) — (1,018,142)
Interest Rate
Swap
1
Call 07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 64,210 (743,128) — (743,128)
Interest Rate
Swap
1
Call 07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 43,405 (469,555) — (469,555)
Interest Rate
Swap
1
Call 09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 118,685 (590,493) — (590,493)
Interest Rate
Swap
1
Call 07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 3,625 (15,842) — (15,842)
Interest Rate
Swap
1
Call 09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 10,130 (186,387) — (186,387)
TOTAL SWAPS CONTRACTS $ 471,615 $ (2,808,255) $ — $ (2,808,255)
1
Centrally cleared.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 30
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
31 / December 2021
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
UNCONSTRAINED BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ — $ 41,386,211 $ — $ 41,386,211
Money Market Funds 2,953,933 — — 2,953,933
U.S. Treasury Bills 474,952,603 — — 474,952,603
Long-Term Investments:
Asset-Backed Securities — 980,739,615 9,829,397 990,569,012
Bank Loans — 158,150,365 360,440 158,510,805
Common Stock 8,753,280 — — 8,753,280
Corporates — 1,105,335,928 4,227,849 1,109,563,777
Foreign Government Obligations — 192,893,125 — 192,893,125
Mortgage-Backed Securities — 1,419,525,787 57,463 1,419,583,250
Municipal Bonds — 21,135,355 — 21,135,355
Purchased Options 1,118,250 — — 1,118,250
U.S. Treasury Securities 34,584,071 — — 34,584,071
Other Financial Instruments
*
Assets:
Credit contracts — 647,851 467,675 1,115,526
Foreign currency exchange contracts — 2,740,062 — 2,740,062
Interest rate contracts 1,673,946 215,292 — 1,889,238
Liabilities:
Foreign currency exchange contracts — (968,030) — (968,030)
Interest rate contracts (7,386,943) (3,023,547) — (10,410,490)
Total $ 516,649,140 $ 3,918,778,014 $ 14,942,824 $ 4,450,369,978
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Credit contracts include swaps. Interest rate contracts include futures, swaps and written options.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 32
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Unconstrained Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2021:
UNCONSTRAINED
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 10,098,102 $ 375,837 $ — $ 3,607,708 $ — $ 97,063
Accrued discounts/premiums — 3,304 — 24,238 (137,295) 28,345
Realized (loss) — (16,030) — (5,024) — —
Change in unrealized
appreciation (depreciation)* 155,405 (207) — (326,965) 21,466 (67,945)
Purchases — 72,633 — 1,291,150 583,504 —
Sales (424,110) (75,097) — (363,258) — —
Transfers into Level 3** — — — — — —
Transfers out of Level 3** — — — — — —
Balance as of
December 31, 2021
$ 9,829,397 $ 360,440 $ — $ 4,227,849 $ 467,675 $ 57,463
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $(236,233) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
UNCONSTRAINED BOND FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $9,829,397 Broker Quote Offered Quote $100.00 $100.00
Bank Loans $360,440 Third-Party Vendor Vendor Prices $72.50 $72.50
Common Stock $— Broker Quote Offered Quote $— $—
Corporate Securities $4,227,849 Third-Party Vendor Vendor Prices $19.75 - $93.88 $84.67
Mortgage-Backed Securities-Non-Agency $57,463 Third-Party Vendor Vendor Prices $0.60 - $5.20 $4.33
Credit Default Swaps $467,675 Broker Quote Offered Quote $— $—
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
UNCONSTRAINED BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
Intelsat Jackson Holdings SA, Delayed-Draw Term Loan, 1st Lien October 2022 $ 442,763 $ 5,456
Total Unfunded Commitments $ 442,763 $ 5,456